SHORT TERM BORROWINGS (Details) - CASI China ¥ in Millions, $ in Millions	Nov. 30, 2025 CNY (¥)	Nov. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)
Bank of Nanjing
Short term borrowings
Maximum borrowing			¥ 2.0	$ 0.3
Interest rate (as a percent)			2.50%	2.50%
Bank of Communications
Short term borrowings
Maximum borrowing	¥ 5.0	$ 0.7
Interest rate (as a percent)	2.50%	2.50%